Short Term Bank Loans (Details) - Schedule of short term bank loans	12 Months Ended
Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Short-term bank loans	$ 784,609
Less: current portion	784,609
Long term portion
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 470,765
Short-term bank loans, Term	March 30, 2021 to March 29, 2022
Short-term bank loans, Effective Interest Rate	4.35%
Zhejiang Tailing Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 313,844
Short-term bank loans, Term	February 08, 2021 to February 08, 2022
Short-term bank loans, Effective Interest Rate	5.88%